UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:December 31, 2010

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kelly A. Wellborn
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Kelly A. Wellborn  Wilmington, Delaware  February 15, 2011

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 49
Form 13 F Information Table Value Total: 201,633

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      693     8033 SH       SOLE                     8033
AT&T Corp New                  COM              00206r102      919    31265 SH       SOLE                    31265
Abbott Laboratories            COM              002824100     4350    90790 SH       SOLE                    90790
Agilent Technologies Inc       COM              00846U101     5448   131495 SH       SOLE                   131495
Alliant Energy Corp            COM              018802108     1575    42825 SH       SOLE                    42825
Barrick Gold Corp              COM              067901108     4605    86585 SH       SOLE                    86585
Berkshire Hathaway Inc - Class COM              084670702      445     5550 SH       SOLE                     5550
Berkshire Hathaway Inc-CL A    COM              084670108      241        2 SH       SOLE                        2
Bristol-Myers Squibb Co        COM              110122108     8534   322269 SH       SOLE                   322269
CONSOL Energy Inc              COM              20854P109     6983   143280 SH       SOLE                   143280
CVS/Caremark Corp              COM              126650100     5230   150420 SH       SOLE                   150420
Central Fund Canada CL A       COM              153501101     7320   353090 SH       SOLE                   353090
Central Gold Trust             COM              153546106     6198   114030 SH       SOLE                   114030
Chubb Corporation              COM              171232101      264     4424 SH       SOLE                     4424
Coca-Cola Co                   COM              191216100      612     9305 SH       SOLE                     9305
ConocoPhillips                 COM              20825C104     2038    29926 SH       SOLE                    29926
DuPont E I de Nemours & Co     COM              263534109     2837    56870 SH       SOLE                    56870
Emerson Electric Co            COM              291011104      404     7067 SH       SOLE                     7067
Exxon Mobil Corporation        COM              30231G102     1389    19002 SH       SOLE                    19002
Fluor Corp                     COM              343412102     4443    67055 SH       SOLE                    67055
Foster Wheeler AG              COM              H27178104     4075   118050 SH       SOLE                   118050
Frontier Communications Corp   COM              35906A108     5440   559133 SH       SOLE                   559133
General Electric Co            COM              369604103     3107   169848 SH       SOLE                   169848
Helmerich & Payne              COM              423452101     5260   108490 SH       SOLE                   108490
Hewlett Packard Co             COM              428236103    28691   681489 SH       SOLE                   681489
Intel Corp                     COM              458140100      572    27181 SH       SOLE                    27181
International Business Machine COM              459200101     7527    51289 SH       SOLE                    51289
Johnson & Johnson              COM              478160104      745    12046 SH       SOLE                    12046
Lilly Eli & Co                 COM              532457108     3537   100945 SH       SOLE                   100945
Market Vectors Agribusiness    COM              57060u605     6637   123965 SH       SOLE                   123965
Merck & Co. Inc                COM              58933Y105      508    14097 SH       SOLE                    14097
NSTAR                          COM              67019E107     4746   112490 SH       SOLE                   112490
National Penn Bancshares Inc   COM              637138108      187    23329 SH       SOLE                    23329
Newmont Mining Corp            COM              651639106     8387   136537 SH       SOLE                   136537
Northrop Grumman Corp          COM              666807102     4877    75285 SH       SOLE                    75285
Penn West Petroleum LTD        COM              707887105     7475   312500 SH       SOLE                   312500
PolyMedix Inc                  COM              73174C100       10    10000 SH       SOLE                    10000
Procter & Gamble Co            COM              742718109     1087    16904 SH       SOLE                    16904
Southern Co                    COM              842587107     4816   125965 SH       SOLE                   125965
TECO Energy Inc                COM              872375100     6572   369195 SH       SOLE                   369195
Travelers Cos Inc              COM              89417E109     6016   107995 SH       SOLE                   107995
Union Pacific Corp             COM              907818108      350     3780 SH       SOLE                     3780
Verizon Communications         COM              92343V104     8223   229819 SH       SOLE                   229819
Wal-Mart Stores Inc            COM              931142103      486     9005 SH       SOLE                     9005
Wilmington Trust Corporation   COM              971807102       83    19100 SH       SOLE                    19100
Windstream Corporation         COM              97381W104     9924   711925 SH       SOLE                   711925
Xcel Energy Inc                COM              98389B100     7257   308135 SH       SOLE                   308135
Legg Mason Western Asset S/T B                  52469E708       89 22871.7850SH      SOLE               22871.7850
Vanguard Utilities ETF                          92204a876      424 6314.0000SH       SOLE                6314.0000